Consolidated Statements of Comprehensive Income (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income [Abstract]
Unrealized gains (losses) arising during the period, taxes	$ 13,150	$ (169,958)	$ (339,606)